UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6474

DREYFUS GROWTH AND INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Growth and Income Fund, Inc.
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Banking--3.3%
Bank of America	602,900	26,666,267

Basic Industries--3.1%
Air Products & Chemicals	219,800	13,559,462
E I Du Pont de Nemours & Co.	279,400	10,938,510
		24,497,972

Beverages & Tobacco--2.6%
Altria Group	289,000	20,906,260

Capital Goods--8.6%
Danaher	260,600	14,760,384
Emerson Electric	164,000	12,701,800
General Electric	961,600	31,492,400
Textron	112,300	9,484,858
		68,439,442

Consumer Non-Durables--3.7%
PepsiCo	221,000	12,636,780
Procter & Gamble	282,000	16,702,860
		29,339,640

Consumer Services--9.5%
Advance Auto Parts	306,000a	13,332,420
CVS	494,500	13,727,320
Hilton Hotels	514,800	12,833,964
Home Depot	284,100	11,520,255
News, Cl. A	528,200	8,324,432
Target	285,800	15,633,260
		75,371,651

Energy--13.0%
Anadarko Petroleum	93,300	10,059,606
Chesapeake Energy	213,100b	7,467,024
Chevron	356,700	21,180,846
ConocoPhillips	149,400	9,666,180
Exxon Mobil	618,100	38,785,775
Grant Prideco	157,200a	7,874,148
Weatherford International	192,600a	8,624,628
		103,658,207

Financial Services--16.7%
Affiliated Managers Group	119,300a	11,071,040
Axis Capital Holdings	506,300	15,138,370
Capital One Financial	224,700	18,717,510
Countrywide Financial	486,800	16,278,592
JPMorgan Chase & Co.	638,500	25,380,375
Merrill Lynch & Co.	298,700	22,423,409
Wachovia	431,600	23,664,628
		132,673,924

Health Care--13.4%
Abbott Laboratories	289,800	12,504,870
Alcon	108,300	13,853,736
Caremark Rx	112,300a	5,536,390
Fisher Scientific International	70,900a	4,741,083
Genzyme	202,900a	14,391,697
Medtronic	214,000	12,084,580
Novartis, ADR	267,900	14,777,364
WellPoint	171,000a	13,132,800
Wyeth	331,800	15,345,750
		106,368,270

Technology--16.4%
Apple Computer	57,500a	4,341,825
Cisco Systems	490,400a	9,106,728
Dell	322,900a	9,464,199
Electronic Arts	122,800a	6,702,424
EMC/Massachusetts	745,400a	9,988,360
Google, Cl. A	9,027a	3,910,948
International Business Machines	105,700	8,593,410
Microchip Technology	257,400	9,655,074
Microsoft	874,300	24,611,545
Motorola	614,200	13,911,630
National Semiconductor	246,800	6,962,228
Qualcomm	219,100	10,508,036
Texas Instruments	293,800	8,587,774
Yahoo!	131,300a	4,508,842
		130,853,023

Transportation--4.3%
Burlington Northern Santa Fe	263,200	21,087,584
Carnival	254,600b	13,178,096
		34,265,680

Utilities--4.7%
AT & T	407,300	10,569,435
PG & E	107,100b	3,995,901
Sempra Energy	149,100	7,164,255
Southern	256,600	8,929,680
Verizon Communications	210,100	6,651,766
		37,311,037
Total Common Stocks
(cost $679,349,884)		790,351,373

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,030,000)	6,030,000b	6,030,000

Investment of Cash Collateral
for Securities Loaned--.7%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,862,400)	5,862,400c	5,862,400

Total Investments (cost $691,242,284)	100.8%	802,243,773

Liabilities, Less Cash and Receivables	(.8%)	(6,538,115)

Net Assets	100.0%	795,705,658

ADR - American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund's securities on loan is $5,702,932, and the total market value of the collateral held by the fund is $5,862,400.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GROWTH AND INCOME FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)